Offerings	Jul. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 25 pence per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	51.64
Maximum Aggregate Offering Price	$ 206,560,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,624.34
Offering Note	(1) The ordinary shares, nominal value 25 pence per share (the "Ordinary Shares"), will initially be represented by American depositary shares ("ADSs"), each of which represents one Ordinary Share and may be represented by American depositary receipts. The ADSs have been or will be registered under a separate registration statement on Form F-6. (2) The amount registered for each security type represents the maximum amount of additional Ordinary Shares of British American Tobacco p.l.c. (the "Registrant") issuable pursuant to the British American Tobacco Restricted Share Plan (as amended or amended and restated to date, the "Restricted Share Plan") and the British American Tobacco Performance Share Plan (the "Performance Share Plan", and together with the Restricted Share plan, the "Plans"), as applicable, being registered on the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates. In addition, the amount being registered for each security type also includes (a) an indeterminate number of additional Ordinary Shares that may be issued upon any stock split, stock dividend or other similar transaction in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act") and (b) an indeterminate amount of interests to be offered or sold pursuant to the relevant Plan in accordance with Rule 416(c) of the Securities Act. (3) The proposed maximum aggregate offering price for each security type is provided solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Ordinary Shares on the London Stock Exchange on July 28, 2025 (GBP38.665), a date that is within five business days prior to filing, converted from pounds sterling to U.S. dollars at the currency cross rate at the close of the New York Stock Exchange on July 28, 2025, as reported by the Wall Street Journal (GBP1=U.S.$1.3355). (4) The Ordinary Shares are to be registered under the Restricted Share Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 25 pence per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	51.64
Maximum Aggregate Offering Price	$ 103,280,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,812.17
Offering Note	See note 1(1)-(3). The Ordinary Shares are to be registered under the Performance Share Plan.